Summary of Significant Accounting Policies	6 Months Ended
Jun. 29, 2013
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiary in the United Kingdom, established in February 2011. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reported periods. On an ongoing basis, the Company evaluates its estimates, including but not limited to those related to revenue recognition, provision for doubtful accounts, warranty reserve, excess and obsolete inventory write-downs, fair value of the Company’s common stock, depreciable lives, and income taxes. The Company bases its estimates on historical experience, projections for future performance and other assumptions that it believes to be reasonable under the circumstances. Actual results could differ materially from those estimates.

Unaudited Interim Financial Statements

The accompanying interim consolidated financial statements are unaudited. The unaudited interim consolidated financial statements have been prepared on a basis consistent with the annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which only include normal recurring adjustments, necessary to fairly state the Company’s financial position as of June 29, 2013, its results of operations and comprehensive income (loss) for the six months ended June 30, 2012 and June 29, 2013, and its cash flows for the six months ended June 30, 2012 and June 29, 2013. The financial data and the other financial information disclosed in the accompanying notes to the consolidated financial statements related to these six month periods are also unaudited. The results of operations for the six months ended June 29, 2013 are not necessarily indicative of the results to be expected for the full fiscal year or any other future periods.

Foreign Currency Transactions

The Company uses the U.S. dollar as its functional currency. Foreign currency assets and liabilities are remeasured into U.S. dollars using the end-of-period exchange rates except for nonmonetary assets and liabilities, which are remeasured using historical exchange rates. Expenses are remeasured using an average exchange rate for the respective period. Gains or losses from foreign currency transactions are included in other expense, net. Foreign currency transaction gains and losses have not been significant to the consolidated financial statements for all periods presented.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity or remaining maturity of three months or less at the time of purchase to be cash equivalents. Cash equivalents consist primarily of investments in money market funds.

Fair Value of Financial Instruments

The Company records its financial assets and liabilities at fair value. The accounting guidance for fair value provides a framework for measuring fair value, clarifies the definition of fair value, and expands disclosures regarding fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The accounting guidance establishes a three-tiered hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company’s financial instruments, including cash equivalents, accounts receivable, accounts payable and accrued liabilities have carrying amounts which approximate fair value due to the short-term maturity of these instruments.

Accounts Receivable

Accounts receivable, which represent trade accounts receivable from both resellers and direct customers, are recorded at the invoiced amounts and do not bear interest. The Company extends credit to its customers in the normal course of business and performs ongoing credit evaluations of its customers. The Company establishes an allowance for doubtful accounts for estimated losses resulting from the customer’s inability to make payments. Management determines the collectability of specific customer accounts by their past transaction history. If financial conditions of the Company’s customers were to deteriorate, adversely affecting their ability to make payments, additional allowances would be required. Estimates for allowance for doubtful accounts are charged to operating expenses and a credit to a valuation allowance. As of December 31, 2011, December 31, 2012 and June 29, 2013, the Company had recorded an allowance of doubtful accounts of $16,000, zero and zero (unaudited), respectively.

Concentration of Market, Manufacturing and Credit Risk and Significant Customers

The Company operates in markets that are highly competitive and rapidly changing. Significant technological changes, shifting customer needs, the emergence of competitive products or services with new capabilities and other factors could negatively impact the Company’s operating results. A number of components that meet the Company’s manufacturing requirements are available only from single source suppliers. If these single source suppliers fail to satisfy the Company’s requirements on a timely basis at competitive prices, it could suffer manufacturing delays, a possible loss of revenues, or incur higher cost of sales, any of which could adversely affect its operating results. In addition, the Company relies on a limited number of contract manufacturers to manufacture substantially all of its product and relies on a single-source manufacturer for certain of its product modules. The inability of its contract manufacturers to provide the Company with adequate supplies of high-quality products could cause a delay in order fulfillment, which could adversely affect the Company’s operating results.

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash, cash equivalents and accounts receivable. As of December 31, 2012, the Company placed the majority of its cash and cash equivalents, primarily in institutional money market funds, with one major financial institution in the United States of America that management believes is creditworthy.

The Company sells its products primarily through channel partners, including distributors and resellers, and occasionally directly to end-user customers. For the years ended December 31, 2010, 2011 and 2012, and the six months ended June 30, 2012 and June 29, 2013, no end-user customer accounted for 10% or more of total revenue. The Company generally requires no collateral from its customers.

Customers that represented more than 10% of total revenue and accounts receivable are the following:

	Year Ended December 31,			Six Months Ended
	2010	2011	2012	June 30, 2012	June 29, 2013
				(unaudited)
Percent of Total Revenue:
Customer A (distributor)	*	37%	63%	61%	57%
Customer B (reseller)	34%	18%	*	*	*
Customer C (reseller)	10%	*	*	*	*

* less than 10%

	As of
	December 31, 2011	December 31, 2012	June 29, 2013
			(unaudited)
Percent of Accounts Receivable:
Customer A (distributor)	32%	50%	45%
Customer B (reseller)	20%	*	*

* less than 10%

Inventory

Inventory is valued at the lower of cost computed on a first-in, first-out basis, or market value. At the point of inventory write-down, a new lower-cost basis for that inventory is established and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis.

The Company writes down inventory in excess of forecasted demand over a certain period. In these cases, inventory is reduced to estimated realizable value based on historical usage and expected demand. Inherent in the Company’s estimates of market value in determining inventory valuation are estimates related to economic trends, future demand for the Company’s products, and technical obsolescence of products.

The Company recognized a benefit of $0.1 million (unaudited) from the sale of previously written-down inventory in the six months ended June 29, 2013, as a component of cost of revenue. The Company recorded inventory write-downs of zero, $3.2 million, and $1.5 million in the years ended December 31, 2010, 2011, and 2012, respectively, and $1.4 million (unaudited) in the six months ended June 30, 2012, as a component of cost of revenue.

Deferred Costs

The Company defers the direct cost of inventory associated with the revenue that has been deferred. These costs are recognized when the associated revenue is recognized. The Company had deferred costs recorded within prepaid expenses and other current assets of $0.5 million, $0.6 million and $0.8 million (unaudited) at December 31, 2011, December 31, 2012 and June 29, 2013, respectively.

Property and Equipment

Property and equipment are stated at cost and depreciated using the straight–line method over the estimated useful lives of the assets. Leasehold improvements are amortized over the lesser of the useful life of these improvements or the remaining term of the lease. Maintenance and repairs are charged to operations as incurred.

The useful lives of the property and equipment are as follows:

Furniture and fixtures	5 years
Software	3 to 5 years
Equipment and machinery	1.5 to 3 years
Leasehold improvements	Shorter of lease term or estimated useful life

Research and Development and Software Development Costs

Research and development costs are expensed as incurred, except for certain software development costs. To-date, software development costs qualifying for capitalization have been insignificant. Accordingly, the Company has not capitalized any software development costs.

Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability is measured by comparison of the anticipated future net undiscounted cash flows to the related assets’ carrying values.

If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the projected discounted future net cash flows arising from the asset. No assets were determined to be impaired during any of the periods presented.

Revenue Recognition

The Company generates revenue from sales of traffic visibility solutions to resellers and direct customers (“product revenue”) as well as maintenance and support contracts and other billable services (together “services revenue”). Most of the Company’s products are hardware appliances containing software components that function together to deliver the essential functionality of the solution. The Company typically delivers products and services in a single transaction. The deliverables consist of traffic visibility solutions, maintenance and support, and other billable services. The Company’s typical arrangement includes the sale of one or multiple products that include first year maintenance and support as well as standard warranty. Other arrangements consist of the sale of products bundled with additional maintenance and support or a renewal of maintenance and support contracts. Billable services are billed in advance or when service is provided and performed as requested by customers. Under maintenance and support contracts, services are provided as needed by customers over the fixed arrangement term. The Company does not grant its customers a general right of return or any refund terms, except to two of the Company’s distributors which have a general right of return and in that case, revenue is deferred until sell-through has occurred. Revenue is reported net of rebates, discounts, and any other sales incentives. The Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the seller’s price is fixed or determinable, and collectability is reasonably assured.

Services revenue is recognized ratably over the contractual support period, which is typically one year and can be up to five years.

In 2009, the Financial Accounting Standard Board (“FASB”) amended the accounting guidance for arrangements with multiple deliverables. The new accounting guidance requires an entity to establish separate units of accounting in multiple element arrangements and the allocation of revenue to each deliverable is based on relative selling price. The guidance established a hierarchy of evidence to determine the standalone selling price of a deliverable based on vendor-specific objective evidence (“VSOE”), third-party evidence (“TPE”) of the selling price, or best estimated selling prices (“BESP”).

Effective January 1, 2011, the Company adopted, on a prospective basis, the new accounting guidance for arrangements that include software elements and arrangements with multiple deliverables. The Company applies the new accounting guidance for new and materially modified arrangements originating after December 31, 2010. Revenue for arrangements with multiple elements entered into prior to 2011 was allocated to each element using the residual method. Under the residual method, the amount of revenue allocated to delivered elements equals the total arrangement consideration less the aggregate fair value of any undelivered elements. If VSOE of one or more undelivered elements does not exist, revenue from the entire arrangement is deferred and recognized at the earlier of (i) delivery of those elements, or (ii) when fair value can be established unless maintenance is the only undelivered element, in which case the entire arrangement fee is recognized ratably over the contractual support period.

The incremental revenue recorded in the year ended December 31, 2011 due to the adoption of the amended guidance was $860,000. The Company is not able to reasonably estimate the effect of adopting this guidance on future periods as the impact will vary if the Company modifies or develops new go-to-market strategies or pricing practices, which could impact VSOE and BESP resulting in a different allocation of revenue to the deliverables in multiple element arrangements.

When the Company enters in arrangements to provide more than one product or service (multiple deliverables), these arrangements are evaluated to determine if the multiple elements consist of more than one unit of accounting and can be separated accordingly. Based on separation criteria under the guidance, deliverables in multiple element arrangements can be segregated into separate units of accounting if they have value to the customer on a standalone basis. If deliverables can be separated into individual units of accounting, then the arrangement consideration is allocated among deliverables based on their relative selling price. Revenue from each deliverable is recognized when all requirements are met for that specific deliverable. If deliverables cannot be separated into separate units of accounting, then the arrangement will be accounted for as a single unit of accounting and revenue will be recognized when all requirements are met for all deliverables within the arrangement. The Company has established VSOE for maintenance and support contracts since the majority of selling prices fall within a narrow range when sold separately. For deliverables with no established VSOE, the Company established BESP to determine the standalone selling price for such deliverables. TPE is not used since this information is not widely available in the market. The Company has established a process for developing BESP, which incorporates historical selling prices, the effect of market conditions, gross margin objectives, pricing practices, as well as entity specific factors. The Company monitors and evaluates BESP on a regular basis to ensure that changes in circumstances are accounted for in a timely manner.

Costs of products not yet recognized as revenue are deferred and included as a component of prepaid expenses and other current assets in the consolidated balance sheets.

In accordance with contractual provisions, the Company may offer cooperative marketing funds based on a fixed dollar percentage of product sales to certain of its channel partners. The Company records such amounts as a reduction to revenue, or if the Company has evidence of fair value of the separable and identifiable benefit received, as marketing expense.

Shipping and Handling Charges

Shipping and handling costs are recorded in cost of revenue in the period products are shipped to customers.

Warranty

Beginning on February 1, 2011, the Company began providing five-year warranties on its products against defects in manufacturing. Prior to February 1, 2011, the Company provided a one-year warranty on its products. The Company accrues for potential liability claims as a component of cost of product revenue based on historical trends of product failure rates and the expected material and labor costs to provide warranty services. The accrued warranty balance is reviewed periodically for adequacy and is included in accrued liabilities and other liabilities, non-current on the consolidated balance sheets.

Stock-Based Compensation

Stock-based compensation expense related to share-based transactions, including employee, director, and consultant awards is measured and recognized in the consolidated financial statements based on fair value of the award on the grant date. The fair value of option awards is estimated using the Black-Scholes option-pricing model. This model requires assumptions including the fair value of the Company’s common units/stock, expected volatility, expected term of the award, expected dividend yield and risk-free interest rate. The stock-based compensation expense, net of estimated forfeitures, is recognized on a ratable basis over the requisite service periods of the awards. Expense related to the option grants to consultants that have not been vested as of the reporting date will be marked to market as of each balance sheet date until the earlier of the commitment or the completion of the underlying performance. The Company estimates a forfeiture rate to calculate the stock-based compensation for its awards based on an analysis of its historical experience, analysis of employee turnover and other related factors.

Advertising Costs

Expenses related to advertising of products are charged to sales and marketing expense as incurred. For all periods presented, advertising expenses were insignificant.

Deferred Offering Costs

Deferred offering costs, consisting of legal, accounting and filing fees related to the IPO, are capitalized. The deferred offering costs were offset against IPO proceeds upon the completion of the offering. In the event the offering is terminated, deferred offering costs will be expensed. As of December 31, 2011, December 31, 2012 and June 29, 2013, the Company had capitalized zero, $2.2 million and zero (unaudited), respectively, of deferred offering costs in other assets on the consolidated balance sheets.

Income Taxes (unaudited)

The Company is subject to U.S. federal income taxes as well as state taxes. In addition, the Company may be subject to taxes in a foreign jurisdiction where it operates.

Prior to the LLC Conversion in May 2013, the Company was a Delaware limited liability company that passed through income and losses to its members. As a result, the Company was not subject to any U.S. federal or state income taxes as our taxable income was reported by the individual members.

Effective upon the completion of the LLC Conversion, the Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in its financial statements or tax returns. In addition, deferred tax assets are recorded for the future benefit of utilizing net operating losses and research and development credit carry forwards. Valuation allowances are provided when necessary to reduce deferred tax assets to the amount expected to be realized. The Company applies the authoritative accounting guidance prescribing a threshold and measurement attribute for the financial recognition and measurement of a tax position taken or expected to be taken in a tax return. The Company recognizes liabilities for uncertain tax positions based on a two-step process. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step requires the Company to estimate and measure the tax liability as the largest amount that is more likely than not to be realized upon ultimate settlement.

Comprehensive Income (Loss)

Comprehensive income (loss) is defined as a change in equity of a business enterprise during a period, resulting from transactions from non-owner sources. There have been no material items qualifying as other comprehensive income (loss) and, therefore, for all periods presented, the Company’s comprehensive income (loss) was the same as its reported net income (loss).

Earnings Per Share

The Company applied the two-class method for calculating and presenting earnings per share prior to the conversion of its participating preferred stock to common stock. Participating securities are defined as securities that participate in dividends with common units according to a pre-determined formula or a contractual obligation to share in the income of the entity.

Basic net income (loss) per common unit is calculated by dividing the net income (loss) attributable to common unit holders by the weighted-average number of common units outstanding for the period.

Diluted net income per common unit is computed by giving effect to all potential dilutive common units outstanding during the period, including options, restricted stock units (“RSUs”) and purchase rights. The computation of diluted net income does not assume conversion or exercise of potentially dilutive securities that would have an anti-dilutive effect on earnings. The dilutive effect of outstanding options is computed using the treasury stock method. In periods when the Company has incurred a net loss, potential dilutive common units outstanding have been excluded from the calculation of diluted net loss per common unit as their effect is antidilutive.

Recent Accounting Pronouncements

In February 2013, the FASB issued additional guidance regarding the presentation of comprehensive income. The new guidance requires an entity to present the effects on net income line items of significant amounts reclassified out of accumulated other comprehensive income, but only if the item reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. An entity shall provide this information either on the face of the consolidated financial statements or in the notes to the consolidated financial statements. The guidance is effective for fiscal years beginning after December 15, 2012. The adoption of this guidance effective January 1, 2013 did not result in a material impact on the Company’s consolidated financial statements.

In March 2013, the FASB issued an accounting standard update requiring an entity to release into net income the entire amount of a cumulative translation adjustment related to its investment in a foreign entity when as a parent it either sells a part or all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets within a foreign entity. This accounting standard update will be effective prospectively for the Company beginning in the first quarter of fiscal 2014. The Company does not expect the adoption of this accounting standard update will have a material impact on its consolidated financial statements.

Reclassifications

In 2012, the Company reclassified certain prior period balance sheet amounts to conform to the presentation as of December 31, 2012. Such reclassifications did not have a material impact on the Company’s consolidated financial statements.